RELATED PARTY TRANSACTIONS (Details) - Schedule of Deposits - Key management personnel of entity or parent - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deposits
At 1 January	£ 23	£ 20	£ 20
Placed (includes deposits of appointed key management personnel)	25	44	33
Withdrawn (includes deposits of former key management personnel)	(38)	(41)	(33)
At 31 December	£ 10	£ 23	£ 20